Stockholders' Deficit - Series AB Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended			3 Months Ended	12 Months Ended
	May 03, 2016	Jan. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	Apr. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, shares authorized			10,000,000				10,000,000	10,000,000
Gross proceeds from issuance of preferred stock							$ 5,819	$ 8,549
Series AB Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, shares authorized		32,000,000			9,600,000
Gross proceeds from issuance of preferred stock			$ 2,500	$ 2,800	$ 3,300
Preferred stock shares issued			2,009,631	2,215,462	2,614,767
Conversion of Preferred Stock to Common Stock			59,928	66,066	77,973
Series AB Preferred Stock [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds from issuance of preferred stock		$ 5,800				$ 1,600		$ 7,400
Preferred stock shares issued		4,655,430
Number of shares issued upon exercise of warrants						5,900,000
Series AB Preferred Stock [Member] | Private Placement [Member] | Warrant Exercises [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Preferred Stock to Common Stock	175,934
Series AB Preferred Stock [Member] | Private Placement [Member] | Period 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of Preferred Stock to Common Stock	138,826